State Street Global All Cap Equity ex-US Index Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Investable Market Index/MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.96%	7.77%	8.41%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		25.13%	6.21%	7.45%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.85%	5.39%	6.60%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.55%	4.72%	5.84%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		32.50%	7.72%	8.36%
Class K
Prospectus [Line Items]
Average Annual Return, Percent		32.63%	7.83%	8.48%

[1]	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.